EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The following table sets forth the computation of the weighted-average common shares used to calculate basic and diluted earnings per share.

	2021	2020	2019
Weighted-average common shares issued	3,805,636	3,805,636	3,805,636
Average treasury stock shares	(1,904,948)	(1,874,720)	(1,852,450)
Average unallocated ESOP shares	(152,096)	(162,715)	(172,659)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,748,592	1,768,201	1,780,527
Additional common stock equivalents (stock options) used to calculate diluted earnings per share	—	—	54

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,748,592	1,768,201	1,780,581